LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
LONG-TERM INVESTMENTS

NOTE 5: LONG-TERM INVESTMENTS

Long-term investments consist of the following as of December 31, 2022 and 2021:

Details	2022	2021
Severance-pay funds	$2,075	$11,942
Long-term bank deposits	-	12,500
Investments in privately held companies	6,721	15,155
	$8,796	$39,597